U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549
                         FORM 24F-2
              Annual Notice of Securities Sold Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.
 1. Name and address of issuer: Prudential Tax-Free Money Fund, Inc., Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102-4077.

 2.   Name of each series or class of funds for which this  notice is filed:
      The Fund offers one class of shares.
 3.   Investment Company Act File Number:  811-2927.
      Securities Act File Number: 2-64625.
 4.   Last day of fiscal year for which this notice is filed:  December  31,
      1996.
 5.   Check  box if this notice is being filed more than 180 days after  the
      close   of  the  issuer's  fiscal  year  for   purposes  of  reporting
      securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                   [ ]
 6.   Date  of  termination of issuer's declaration under rule  24f-2(a)(1), if applicable (see instruction A.6):
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
      beginning of the fiscal year:   156,056,524 /$156,056,524.

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
      106,916,243 /$106,916,243.

 9. Number and aggregate sale price of securities sold during the fiscal year: 1,086,264,535 /$1,086,264,535.
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
      1,086,264,535 /$1,086,264,535 .

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
      10,887,534 /$10,887,534 .

12.   Calculation of registration fee:

     (i)   Aggregate sale price of securities
           sold during the fiscal year in
reliance on rule 24f-2 (from item 10):  $1,086,264,535
    (ii)   Aggregate price of shares issued in
                      connection with dividend reinvestment
           plans (from item 11, if applicable):    + 10,887,534
       (iii)   Aggregate price of shares redeemed or
               repurchased during the fiscal year
(if applicable):                        - 1,150,706,698
        (iv)   Aggregate price of shares redeemed or
               repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
               (if applicable):                        +    -0-
         (v)   Net aggregate price of securities
               sold and issued during the fiscal
               year in reliance of rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
               (if applicable):                        ($53,554,629)
        (vi)   Multiplier prescribed by section
                       6(b) of the Securities Act of 1933
                      or other applicable law or regulation
               (see instruction C.6):                  x      1/3300

       (vii)   Fee due [line (i) or line (v)
               multiplied by line (vi)]:                     -0-
Instructions:  Issuers  should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13.   Check  box  if  fees  are being remitted to the Commission's   lockbox
          depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                  [ ]
          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: _____________.


                             SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                   /s/ S. Jane Rose
                                   By S. Jane Rose, Secretary


     Date: February 24, 1997






































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